Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2024
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable

Accounts receivable consist of the following:

	December 31,	December 31,
	2024	2023
Accounts receivable:	$21,378,868	$17,740,659
Retention receivable	559,064	852,091
Less: allowance for credit losses	(1,880,343)	(836,974)
Accounts receivable, net	$19,498,525	$16,903,685

Schedule of Allowance for Credit Losses	Allowance for credit losses movement:
	December 31,	December 31,
	2024	2023
Beginning balance	$836,974	$903,462
Additions/(reversal)	1,043,369	(66,488)
Ending balance	$1,880,343	$836,974